As filed with the Securities and Exchange Commission on November 14, 2012

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 96	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 98	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 14, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 96 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 14, 2012, as the new effective date for Post-Effective Amendment No. 90 filed pursuant to Rule 485(a) under the Securities Act on May 17, 2012. Post-Effective Amendment No. 90 was initially scheduled to become effective on July 31, 2012 and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 95 filed pursuant to Rule 485(b) under the Securities Act on October 17, 2012. This Post-Effective Amendment No. 96 is intended to amend and supersede Post-Effective Amendment No. 95 and all other prior delaying amendments. This Post-Effective Amendment No. 96, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 90.

This Post-Effective Amendment No. 96 relates solely to RS Equity Income Fund, a series of RS Investment Trust (the “Trust”). This Post-Effective Amendment No. 96 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

RS INVESTMENT TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 17, 2012 (“Amendment No. 90/92”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 90/92 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2012.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 90/92 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 96 under the Securities Act and Amendment No. 98 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 14th day of November, 2012.

RS Investment Trust

By:	/s/ MATTHEW H. SCANLAN
Matthew H. Scanlan
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ MATTHEW H. SCANLAN	Trustee, President and Principal Executive Officer	November 14, 2012
Matthew H. Scanlan

/s/ GLEN M. WONG	Treasurer and Principal Financial and Accounting Officer	November 14, 2012
Glen M. Wong

JUDSON BERGMAN*	Trustee	November 14, 2012
Judson Bergman

DENNIS M. BUSHE*	Trustee	November 14, 2012
Dennis M. Bushe

KENNETH R. FITZSIMMONS JR.*	Trustee	November 14, 2012
Kenneth R. Fitzsimmons, Jr.

ANNE M. GOGGIN*	Trustee	November 14, 2012
Anne M. Goggin

CHRISTOPHER C. MELVIN JR*	Trustee	November 14, 2012
Christopher C. Melvin, Jr.

DEANNA M. MULLIGAN*	Trustee	November 14, 2012
Deanna M. Mulligan

GLORIA S. NELUND*	Trustee	November 14, 2012
Gloria S. Nelund

JOHN P. ROHAL*	Trustee	November 14, 2012
John P. Rohal

* By:	/s/ MARGHERITA L. DIMANNI
Margherita L. DiManni
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith